U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

       1     Name and Address of Issuer:
             Principal International
             SmallCap Fund, Inc.
             The Principal Financial Group
             Des Moines, IA  50392-0200

       2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
             ---------------
                   X
             ---------------

       3     Investment Company Act File                         811-08251
             Number:
             Securities Act File Number:                         333-29139

       4 a   Last day of fiscal year for which this notice is
             filed:             October 31, 2000

       4 b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
             ---------------
                  XXX
             ---------------
             Note: If the Form is being filed late, interest must be paid on the registration fee due.

       4 c   Check box if this is the last time the issuer will be filing this
             Form.
             ---------------
                  N/A
             ---------------

       5     Calculation of registration
             fee:

             (i)            Aggregate sale price of securities sold during the
                            fiscal year in reliance on rule                                                 $47,382,165
                            24f-2:

             (ii)           Aggregate price of shares redeemed or
                            repurchased during the fiscal year:                       32,736,100

             (iii)          Aggregate price of shares redeemed
                            or
                            repurchased during any prior fiscal
                            year ending no
                            earlier than October 11, 1995 that
                            were not
                            previously used to reduce
                            registration fees
                            payable to the Commission:                                         0

             (iv)           Total available redemption credits
                            [Add items 5(ii) and 5(iii)]:                                                    32,736,100

             (v)            Net Sales - If Item 5(i) is greater
                            than Item 5(iv)
                            [subtract Item 5(iv) from Item                                                   14,646,065
                                     5(i)]:

         ---------------------------------------------------------------------

             (vi)           Redemption credits available for use in future
                            years
                            -- if Item 5(i) is less than Item
                            5(iv) [subtract Item
                            5(iv) from Item                                                  N/A
                                     5(i)]"

         ---------------------------------------------------------------------

             (vii)          Multiplier for determining registration fee (See
                            Instruction                                                                         0.000092
                                      c.9):

             (viii)         Registration fee due [Multiply Item 5(v) by Item
                            5(vii)] (enter "0" if no fee is                                                    1,347.44
                            due):
                                                                                                       =================

       6     Prepaid Shares
             If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities
             (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:
             ____________.

       7     Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
             (see
             Instruction
             D):
                                                                                                       +          52.49
                                                                                                       -----------------

       8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                               1,399.93
                                                                                                       =================

       9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             ---------------
               01/15/2003
             ---------------

             Method of
             Delivery:

             ---------------
                   X        Wire Transfer
             ---------------
             ---------------
                  N/A       Mail or other
                            means
             ---------------


                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal International SmallCap Fund, Inc.

By              /s/ A. S. Filean
         ------------------------------------
         A.S. Filean, Senior Vice President
         and Secretary


Date:        15th day of January, 2003